Commitments and Contingencies (Details) - Schedule of Maturities of Lease Liabilities	Dec. 31, 2022 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
Twelve months ended December 31, 2023	$ 60,756
Twelve months ended December 31, 2024	30,378
Total lease payments	91,134
Less: imputed interest	(3,099)
Present value of lease liabilities	$ 88,035